Fair Value	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value
14.	FAIR VALUE
Measured on a recurring basis
As of December 31, 2024 and 2025, assets and liabilities that are measured at fair value on a recurring basis include cash and cash equivalents, short-term investment, available-for-sale
investment and fair value option investment. Cash and cash equivalents, and short-term investment of crypto assets (including Bitcoin and Ethereum) are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in active markets for identical assets to which the Group has access.
The fair value of the short-term investment in paper gold was determined based on observable gold prices in the market, adjusted for contract-specific factors. Such inputs are observable or can be corroborated by market data; however, the instruments are not traded in active markets for identical assets. Accordingly, these investments are classified within Level 2 of the fair value hierarchy.
For Convertible Notes that do not have a quoted market rate, when recent transactions are available, the Company measures their fair value based on recent transactions. Recent transactions include the purchase price agreed by an independent third party for a similar investment and have been classified as Level 2 measurement. When no recent transactions are available, the Company has classified those as Level 3 measurement and a market approach or income approach will be used by the Company to measure fair value. As of December 31, 2025, the Convertible Notes were classified as Level 2.
For fair value option investments that use NAV practical expedient to measure fair value, it is not categorized in the fair value hierarchy per ASC 820.
As of December 31, 2024 and 2025, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measured as of December 31,
Description	2025	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	RMB	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	5,320,022	5,320,022	—	—
Short-term investment	124,713	23,305	101,408	—
Available-for-sale investment	664,345	—	664,345	—
Total	6,109,080	5,343,327	765,753	—

	Fair Value Measured as of December 31,
Description	2024	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	RMB	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	4,122,659	4,122,659	—	—

Total	4,122,659	4,122,659	—	—

Disclosed on a recurring basis
The fair value of the Notes was determined based on inputs that are observable in the market or that could be derived from, or corroborated with, observable market data, including the trading price of the Company’s convertible notes, when available, the Company’s stock price and interest rates based on similar debt issued by parties with credit ratings similar to the Company (Level 2). As of December 31, 2024 and 2025, the fair value of the Notes was RMB20,466 and RMB nil, respectively.
As of December 31, 2024 and 2025, the fair value of the short-term deposits and long-term deposits was RMB5,433,966 and RMB3,323,825, respectively, and the interest rates were determined based on the prevailing interest rates in the market (Level 2).
Interest rates under the short-term and long-term borrowing agreements with the lending parties were determined based on the prevailing interest rates in the market (Level 2). The carrying value of the short-term and long-term borrowing approximates to fair value.
Measured on nonrecurring basis
For equity securities without readily determinable fair value for which the Group elected to use the measurement alternative, the investment is measured at fair value on a nonrecurring basis whenever there is an impairment or any changes resulting from observable price changes in an orderly transaction for an identical or a similar investment of the same issuer. During the years ended December 31, 2024 and 2025, the Group performed an impairment test on its equity securities without readily determinable fair value investees and recorded an impairment loss of RMB62,625 and RMB nil, respectively.
In determining the equity securities without readily determinable fair value over which the Group identified impairment indicators, income approach was used, which requires management to use unobservable inputs (level 3) such as the management projection of discounted future cash flow and the discount rate.